Unsecured Convertible Note (‘Atalaya Note’) (Tables)	9 Months Ended
Dec. 31, 2023
Unsecured Convertible Note (‘Atalaya Note’) [Abstract]
Schedule of Notes Payable	The following is a summary of the Company’s notes payable for which it elected the fair value option as of December 31, 2023 and March 31, 2023:
(In USD)	Fair Value Outstanding
As at	December 31, 2023	March 31, 2023

Notes	$10,167,194	$-
Total	10,167,194	-